Deposits and Prepayments (Details) - Schedule of Deposits and Prepayments - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deposits and Prepayments [Line Items]
Total	€ 71,722	€ 178,771
Deposits – outside parties [Member]
Schedule of Deposits and Prepayments [Line Items]
Total	3,813	39,193
Prepayments – related parties [Member]
Schedule of Deposits and Prepayments [Line Items]
Total		96,744
Prepayments – outside parties [Member]
Schedule of Deposits and Prepayments [Line Items]
Total	€ 67,909	€ 42,834